Consolidated statements of changes in equity	USD ($) shares	Stock options USD ($)	Restricted share units USD ($)	Series C Shares USD ($)	Public Shares USD ($)	Share capital USD ($) shares	Share capital Restricted share units USD ($) shares	Share capital Series C Shares USD ($) shares	Share capital Public Shares USD ($) shares	Contributed surplus USD ($)	Contributed surplus Stock options USD ($)	Contributed surplus Restricted share units USD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive income (loss) USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. Stock options USD ($)	Equity attributable to the Shareholders of Li-Cycle Holdings Corp. Restricted share units USD ($)	Non-controlling interest USD ($)
Shareholders' equity, beginning balance (in shares) at Oct. 31, 2020 | shares						83,361,291
Shareholders' equity, beginning balance at Oct. 31, 2020	$ 1,440,730					$ 15,441,600				$ 824,683			$ (14,528,941)	$ (296,612)	$ 1,440,730
Changes in equity [abstract]
Stock option expense		$ 404,443	$ 0								$ 404,443	$ 0				$ 404,443
Share issuance (in shares) | shares								11,220,218	0
Share issuance				$ 21,620,000	$ 0			$ 21,620,000	$ 0						21,620,000
Shares issued for non-cash costs (in shares) | shares						478,920
Equity issued for non-cash costs	0					$ 455,055				(455,055)
Exercise of stock options (in shares) | shares						0
Exercise of stock options	0					$ 0				0
Exercise of warrants (in shares) | shares						0
Exercise of warrants	0					$ 0				0
Restricted Share Units settled in shares (in shares) | shares							0
Restricted Share Units settled in shares			0				$ 0
Comprehensive loss	(14,693,465)												(14,693,465)		(14,693,465)
Shareholders' equity, ending balance (in shares) at Apr. 30, 2021 | shares						95,060,429
Shareholders' equity, ending balance at Apr. 30, 2021	8,771,708					$ 37,516,655				774,071			(29,222,406)	(296,612)	8,771,708
Shareholders' equity, beginning balance (in shares) at Oct. 31, 2021 | shares						163,179,655
Shareholders' equity, beginning balance at Oct. 31, 2021	433,721,034					$ 672,079,154				3,026,721			(241,088,229)	(296,612)	433,721,034			$ 0
Changes in equity [abstract]
Stock option expense	4,136,896									4,136,896					4,136,896
Share issuance (in shares) | shares						0
Share issuance	$ 0
Exercise of stock options (in shares) | shares	222,505					188,745
Exercise of stock options	$ 0					$ 177,918				(177,918)
Exercise of warrants (in shares) | shares						5,712,222
Exercise of warrants	46,001,223					$ 46,001,223				0					46,001,223
Restricted Share Units settled in shares (in shares) | shares							0
Restricted Share Units settled in shares			$ 5,539,268				$ 0					$ 5,539,268					$ 5,539,268
Non-controlling interest in subsidiary	330,000																	330,000
Comprehensive loss	7,896,265												7,919,939	0	7,919,939			(23,674)
Shareholders' equity, ending balance (in shares) at Apr. 30, 2022 | shares						169,080,622
Shareholders' equity, ending balance at Apr. 30, 2022	$ 497,624,686					$ 718,258,295				$ 12,524,967			$ (233,168,290)	$ (296,612)	$ 497,318,360			$ 306,326